787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 16, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Preliminary Proxy Materials for Funds Listed on Appendix A

Ladies and Gentlemen:

On behalf of each of the funds listed on Appendix A (collectively, the “Funds”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Joint Special Meeting of Shareholders and a Joint Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders of the Funds (the “Meeting”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a new investment advisory agreement between Credit Suisse Asset Management, LLC and each Fund and a new sub-advisory agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited with respect to Credit Suisse Strategic Income Fund, a series of Credit Suisse Opportunity Funds.

Please be advised that, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, we propose to prepare definitive materials and mail those materials to shareholders of the Funds on the earliest date practicable. We would therefore appreciate receiving any comments of the staff of the Securities and Exchange Commission on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Please do not hesitate to contact me at (212) 728-8955 if you have questions or comments or if you require additional information regarding the enclosed materials.

Sincerely,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Lou Anne McInnis, Esq., Credit Suisse Asset Management, LLC. Justin L. Browder, Esq., Willkie Farr & Gallagher LLP Hannah Fiest, Esq., Willkie Farr & Gallagher LLP

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Appendix A

Credit Suisse Commodity Strategy Funds (File No. 811-21589)

Credit Suisse Opportunity Funds (File No. 811-09054)

Credit Suisse Trust (File No. 811-07261)

Credit Suisse Asset Management Income Fund, Inc. (File No. 811-05012)

Credit Suisse High Yield Bond Fund (File No. 811-08777)